SHARE INCENTIVE PLAN - Nonvested Shares (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Aug. 27, 2020 USD ($) director installment $ / shares shares	Dec. 04, 2019 USD ($) installment $ / shares shares	Aug. 20, 2019 USD ($) installment director $ / shares shares	Jul. 29, 2019 USD ($) installment $ / shares shares	Oct. 24, 2018 USD ($) installment $ / shares shares	Mar. 14, 2018 USD ($) installment director $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares
SHARE INCENTIVE PLAN
Shares granted | shares									333,750
Grant date fair value | $ / shares							$ 3.93	$ 4.94	$ 6.21	$ 11.05
Non Vested Shares [Member]
SHARE INCENTIVE PLAN
Share-based compensation recognized | $							$ 375	$ 1,097	$ 1,732
Total unrecognized compensation expenses relating to unvested nonvested shares expected to be recognized over weighted average period							1 year 11 months 4 days	1 year 5 months 12 days	1 year 6 months 29 days
Employee one | Non Vested Shares [Member]
SHARE INCENTIVE PLAN
Shares granted | shares				8,388
Vesting of share-based compensation (as a percent)				25.00%
Shares vesting quarterly in twelve quarters (as a percent)				75.00%
Number of quarters of vesting | installment				12
Grant date fair value | $ / shares				$ 6.06
Share-based compensation recognized | $				$ 51
Requisite service period				4 years
Two directors and executive officers | Non Vested Shares [Member]
SHARE INCENTIVE PLAN
Shares granted | shares	333,750
Number of directors and executive officers | director	3
Vesting of share-based compensation (as a percent)	25.00%
Shares vesting quarterly in twelve quarters (as a percent)	75.00%
Number of quarters of vesting | installment	12
Grant date fair value | $ / shares	$ 3.03
Share-based compensation recognized | $	$ 1,011
Requisite service period	4 years
Employee two | Non Vested Shares [Member]
SHARE INCENTIVE PLAN
Shares granted | shares		9,146	240,000
Number of directors and executive officers | director			2
Vesting of share-based compensation (as a percent)		25.00%	25.00%
Shares vesting quarterly in twelve quarters (as a percent)		75.00%	75.00%
Number of quarters of vesting | installment		12	12
Grant date fair value | $ / shares		$ 5.55	$ 6.69
Share-based compensation recognized | $		$ 51	$ 1,606
Requisite service period		4 years	4 years
Directors and executive officers | Non Vested Shares [Member]
SHARE INCENTIVE PLAN
Shares granted | shares						200,000
Number of directors and executive officers | director						3
Vesting of share-based compensation (as a percent)						25.00%
Shares vesting quarterly in twelve quarters (as a percent)						75.00%
Number of quarters of vesting | installment						12
Grant date fair value | $ / shares						$ 20.43
Share-based compensation recognized | $						$ 4,086
Requisite service period						4 years
Non-employees | Non Vested Shares [Member]
SHARE INCENTIVE PLAN
Shares granted | shares					18,000
Vesting of share-based compensation (as a percent)					25.00%
Shares vesting quarterly in twelve quarters (as a percent)					75.00%
Number of quarters of vesting | installment					12
Grant date fair value | $ / shares					$ 17.11
Share-based compensation recognized | $					$ 308
Requisite service period					4 years